Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Multi-Asset Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the Strategic Multi-Asset Portfolio (the “Portfolio”) is high long-term total investment return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s principal investment strategy is to actively allocate the Portfolio’s assets among U.S. and foreign, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash to achieve total investment return. “Total investment return” is a measure of performance which combines all elements of return including income and capital appreciation.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies, convertible securities, and foreign equity securities. The Portfolio will also principally invest in fixed income securities, including U.S. government securities, foreign fixed income securities, emerging market securities, asset-backed and mortgage-backed securities, corporate bonds and preferred stocks. The Portfolio will also make short-term investments.

In addition, the Portfolio may invest in derivative instruments, including equity index futures and interest rate futures. The Portfolio will use equity index futures and interest rate futures to increase or decrease exposure to equity and bond markets in connection with asset allocation decisions. The Portfolio may also use currency forwards and interest rate futures to manage foreign currency, duration and yield curve positioning within the Portfolio.

Asset allocation views may be expressed through equity, fixed income, money market instruments and other assets. The Portfolio may use an active trading strategy to achieve its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests significantly in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities or bonds. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall; and as interest rates fall, the prices typically rise. To the extent the Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual fixed income securities selected for this Portfolio may underperform the market generally.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Emerging Markets Risk. The risks associated with investments in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

U.S. Government Securities Risk. The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium-Sized Company Risk. Stocks of small-sized companies tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than those of companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Derivatives Risk. A derivative is any financial instrument whose value is based on and determined by another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described below and in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Currency Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI ACWI USD Index, the Citigroup World Government Bond Index (U.S. $ hedged, ex-Switzerland), a Blended Index and the Citigroup 3-Month Treasury Bill Index. The Blended Index consists of 65% MSCI ACWI USD Index, 30% Citigroup World Government Bond Index (U.S. $ Hedged, ex-Switzerland), and 5% Citigroup 3-Month Treasury Bill Index. The Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices in that it includes both equity and fixed-income components. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the MSCI ACWI USD Index, the Citigroup World Government Bond Index (U.S. $ hedged, ex-Switzerland), a Blended Index and the Citigroup 3-Month Treasury Bill Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Blended Index consists of 65% MSCI ACWI USD Index, 30% Citigroup World Government Bond Index (U.S. $ Hedged, ex-Switzerland), and 5% Citigroup 3-Month Treasury Bill Index. The Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices in that it includes both equity and fixed-income components.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 14.00% (quarter ended September 30, 2009) and the lowest return for a quarter was –12.72% (quarter ended September 30, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.72%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2013)
MSCI ACWI USD Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.17%
Citigroup World Gov’t Bond Index (U.S. $ hedged, ex-Switzerland)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.97%
Citigroup 3-Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.59%
Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.30%
Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,116
Annual Return 2004	rr_AnnualReturn2004	11.09%
Annual Return 2005	rr_AnnualReturn2005	9.49%
Annual Return 2006	rr_AnnualReturn2006	11.09%
Annual Return 2007	rr_AnnualReturn2007	16.79%
Annual Return 2008	rr_AnnualReturn2008	(29.46%)
Annual Return 2009	rr_AnnualReturn2009	24.51%
Annual Return 2010	rr_AnnualReturn2010	12.96%
Annual Return 2011	rr_AnnualReturn2011	(3.81%)
Annual Return 2012	rr_AnnualReturn2012	15.10%
Annual Return 2013	rr_AnnualReturn2013	19.65%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.57%